UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Commission File Number of the issuing entity:  333-268757-01
Central Index Key Number of the issuing entity:  0001964225
Exeter Automobile Receivables Trust 2023-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of the depositor:  333-268757

Central Index Key Number of the depositor:  0001654238

EFCAR, LLC
 (Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable):  0001541713
Exeter Finance LLC
 (Exact name of sponsor as specified in its charter)
Jodi Blanton, (469) 754-4396
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
INFORMATION INCLUDED WITH THIS FORM
Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.
Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

Exhibit Index
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 30, 2026

EXETER AUTOMOBILE RECEIVABLES TRUST 2023-1
     (Issuing Entity)

By:     Exeter Finance LLC, as Servicer

By:      /s/ Jason Kulas
           Name:      Jason Kulas
           Title:        Vice Chairman & Chief Financial Officer